INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Series Seven [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0
Series Nine [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	176,998	121,230
Series Ten [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	0	112,480
Series Eleven [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	218,800	243,525
Series Twelve [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	155,676	128,085
Series Fourteen [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 404,109	$ 455,848
Fund Receivable			$ 160,733